SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

31.   SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operation when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.

Substantially all of the Group’s revenue for the years ended December 31, 2017, 2018 and 2019 were originated from the PRC.

As of December 31, 2018 and 2019, respectively, substantially all of long-lived assets of the Group were located in the PRC.